Transactions with Affiliates and Container Investors	3 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Transactions with Affiliates and Container Investors
(5)	Transactions with Affiliates and Container Investors

Due from affiliates, net of $2,112 and $1,880, as of March 31, 2020 and December 31, 2019, respectively, represents lease rentals on tank containers collected on behalf of and payable to the Company from the Company’s tank container manager, net of direct container expenses and management fees.

Total management fees earned from the Company’s managed fleet, including acquisition fees and sales commissions for the three months ended March 31, 2020 and 2019 were as follows:

	Three Months Ended March 31,
	2020	2019
Fees from affiliated Container Investors	$—	$972
Fees from unaffiliated Container Investors	2,488	3,064
Fees from Container Investors	2,488	4,036
Other fees	—	338
Total management fees	$2,488	$4,374

The following table provides a summary of due to container investors, net at March 31, 2020 and December 31, 2019:

	March 31, 2020	December 31, 2019
Accounts receivable - managed fleet	$15,050	$13,226
Prepaid expenses and other current assets - managed fleet	143	189
Accounts payable and accrued expenses - managed fleet	(1,840)	(1,953)
Container contracts payable - managed fleet	—	—
	13,353	11,462
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	5,798	10,516
Due to container investors, net	$19,151	$21,978

There is no due to affiliated Container Investor as of March 31, 2020 and December 31, 2019.